INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (15,966)	$ (63,258)	$ (137,018)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (3,672)	$ (14,549)	$ (31,514)
Excess tax benefits related to share-based compensation	(12,788)	(3,817)	(1,817)
Non-deductible expenses	6,560	2,963	6,325
Changes in valuation allowance	70,758	3,320	1,538
Changes in unrecognized tax benefits	10,550	3,155	(1,914)
Foreign and preferred enterprise tax rates differential	4,726	12,826	18,450
Prior years and others	1,361	(652)	2,282
Income tax expense (tax benefit)	$ 77,495	$ 3,246	$ (6,650)